SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Cash on hand and in bank	$ 6,773	₪ 21,604	₪ 41,170
NIS [member]
IfrsStatementLineItems [Line Items]
Cash on hand and in bank	4,292	13,689	23,252
US dollar [member]
IfrsStatementLineItems [Line Items]
Cash on hand and in bank	2,441	7,788	17,562
Euro [member]
IfrsStatementLineItems [Line Items]
Cash on hand and in bank	34	109	231
Other [member]
IfrsStatementLineItems [Line Items]
Cash on hand and in bank	$ 6	₪ 18	₪ 125